Oct. 01, 2015
FPA U.S. Value Fund, Inc.
FPA U.S. Value Fund, Inc.

FPA U.S. Value Fund, Inc. (FPPFX)

(formerly, FPA Perennial Fund, Inc.)

Supplement dated October 1, 2015 to the

Prospectus dated September 1, 2015

This Supplement updates certain information contained in the Prospectus for FPA U.S. Value Fund, Inc. (the “Fund”) dated September 1, 2015.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Effective immediately, the eighth paragraph under the heading “Summary Section — Principal Investment Strategies” on page 5 of the Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund invests primarily in the common stocks of U.S. companies in a variety of industries and market segments. The Adviser’s investment process is fundamental and bottom-up, evaluating each company on its own merits. The process is not driven by macroeconomic analysis, though it recognizes that changes in the economic environment can be important to most companies’ prospects. The portfolio may be moderately concentrated, typically comprising between 20-30 positions. These companies will have a minimum market capitalization of $2 billion at the time of purchase. However, if the market capitalization of one of these companies declines below $2 billion, the Fund has the ability to purchase additional shares of that company. Cash is the residual of the investment process and will normally be a small percent of Fund assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE